SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of significant accounting policies [Abstract]
Schedule of Estimated Useful Life
%

Computers and computers equipment	25-50
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the term of the lease or useful lives